PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Summary of property and equipment, net

	December 31,	December 31,
	2024	2023
Property	$1,627,658	$1,958,723
Leasehold improvement	468,708	477,349
Office equipment	138,800	147,734
Vehicles	137,779	141,649
Electronic equipment	105,151	129,162
Less: Accumulated depreciation	(760,608)	(798,193)
Balance at end of the year	$1,717,488	$2,056,424